Non-current other receivables	12 Months Ended
Dec. 31, 2017
Non-current other receivables
Non-current other receivables

13 Non-current other receivables

Non-current other receivables of $847m (2016: $901m; 2015: $907m) include a prepayment of $180m (2016: $380m; 2015: $617m) which represents the long-term element of minimum contractual royalties payable to Shionogi under the global licence agreement for Crestor, which was renegotiated in December 2013. The resulting modified royalty structure, which includes fixed minimum and maximum payments in years until 2020, has resulted in the Group recognising liabilities, and corresponding prepayments, for the discounted value of total minimum payments. The current portion of the prepayment is $181m (2016: $116m; 2015: $260m) and is reported in amounts due within one year (see Note 15).

Non-current other receivables also include $178m (2016: $178m; 2015: $158m) prepayments in relation to our research collaboration with Moderna Therapeutics and $175m (2016: $175m; 2015: $nil) receivable related to the disposal of the small molecule antibiotics assets in 2016.